Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Cash flows from Operating Activities:
Net income	$ 1,519,663	$ 6,008,347
Adjustments to reconcile net income to net cash used in operating activities:
Formation costs paid by Sponsor in exchange for issuance of Class B ordinary shares	9,153
Payment of expenses through promissory note - related party	111,442
Compensation expense		670,000
Interest earned on marketable securities held in Trust Account	(1,756,198)	(10,479,542)
Changes in operating assets and liabilities:
Prepaid expenses	(21,120)	16,938
Prepaid insurance	(332,865)	129,063
Accrued expenses	3,451	2,326,481
Net cash used in operating activities	(466,474)	(1,328,713)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(250,000,000)
Net cash used in investing activities	(250,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	249,000,000
Proceeds from sale of Private Placements Units	4,250,000
Repayment of promissory note - related party	(399,760)
Payment of offering costs	(276,457)	(75,000)
Net cash (used in) provided by financing activities	252,573,783	(75,000)
Net change in cash	2,107,309	(1,403,713)
Cash – beginning of period		2,107,309
Cash – end of period	2,107,309	703,596
Non-Cash investing and financing activities:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	9,153
Deferred offering costs paid through promissory note – related party	288,318
Deferred underwriting fee payable	$ 8,750,000